Organization and Nature of Business and Going Concern (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
	Aug. 09, 2016	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Organization and Nature of Business and Going Concern (Textual)
Working capital deficiency		$ 25,300			$ 21,000
Net loss		(6,056)		$ (4,306)	(27,503)	$ (11,729)
Net cash used in operating activities		1,608		$ (4)	(2,785)	$ (8,201)
S-3 Market capitalization ceiling		75,000			$ 75,000
Credit facility, maximum borrowing capacity	$ 10,000	10,000
Credit facility, maturity date	Nov. 14, 2018
Line of credit facility utilized	$ 6,700	$ 4,400
Reduction in operating expenses on an annual basis			$ 1,800
Hillair Capital Investments L.P. [Member]
Organization and Nature of Business and Going Concern (Textual)
Securities purchase agreement, description	(i) an 8% Original Issue Discount Senior Convertible Debenture in an aggregate principal amount of $5,700,000 due on August 9, 2018 and (ii) 2,250 shares of newly created Series 1 Convertible Preferred Stock, par value $0.001 per share, for an aggregate purchase price of $5,000,000.